Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 23, 2022
Entity Registrant Name	BONDBLOXX ETF TRUST
Entity Central Index Key	0001879238
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 24, 2022
Document Effective Date	May 24, 2022
Prospectus Date	May 24, 2022
BondBloxx BB-Rated USD High Yield Corporate Bond ETF | BondBloxx BB-Rated USD High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	XBB
BondBloxx B-Rated USD High Yield Corporate Bond ETF | BondBloxx B-Rated USD High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	XB
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF | BondBloxx CCC-Rated USD High Yield Corporate Bond ETF
Prospectus:
Trading Symbol	XCCC